CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Retained earnings / (Accumulated deficit)
Outstanding shares at beginning of period (in shares) at Dec. 31, 2021		32,152,857
Equity at beginning of period at Dec. 31, 2021	$ 91,879	$ 32,153	$ 60,770	$ 0	$ (1,044)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	401		401
Net (loss) income	(1,953)				(1,953)
Outstanding shares at end of period (in shares) at Dec. 31, 2022		32,152,857
Equity at end of period at Dec. 31, 2022	90,327	$ 32,153	61,171	0	(2,997)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		11,747,143
Issuance of common shares	67,641	$ 11,747	55,894
Equity issuance costs	(5,751)		(5,751)
Share based compensation	474		474
Net (loss) income	$ 1,514				1,514
Outstanding shares at end of period (in shares) at Dec. 31, 2023	43,900,000	43,900,000
Equity at end of period at Dec. 31, 2023	$ 154,205	$ 43,900	111,788	0	(1,483)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation	542		542
Net (loss) income	21,044				21,044
Transfer to contributed surplus	0		(97,876)	97,876
Cash distributions to shareholders (note 19)	$ (21,072)			(21,072)
Outstanding shares at end of period (in shares) at Dec. 31, 2024	43,900,000	43,900,000
Equity at end of period at Dec. 31, 2024	$ 154,719	$ 43,900	$ 14,454	$ 76,804	$ 19,561